Elkhorn Lunt Low Vol/High Beta Tactical ETF
ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF
INVESTMENT OBJECTIVE

The Elkhorn Lunt Low Vol/High Beta Tactical ETF (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital U.S. Large Cap Equity Rotation Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expense	Elkhorn Lunt Low Vol/High Beta Tactical ETF
Management Fees	0.49%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, itwill not pay 12b-1 fees at any time before September 30, 2019.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until September 30, 2019, and thereafter to represent the imposition of the 12b-1 fee of an additional 0.25% per annum of the Fund’s average daily net assets. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example No Redemption	Elkhorn Lunt Low Vol/High Beta Tactical ETF USD ($)
1 Year	$ 50
3 Years	194
5 Years	370
10 Years	$ 879

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2017, the Fund's portfolio turnover rate was 179% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 80% of its total assets in the U.S.-listed large capitalization common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”) compiles, maintains and calculates the Index.

The Index utilizes Lunt Capital’s proprietary relative strength methodology to rotate between one of two sub-indices that identify certain components of the S&P 500. The first sub-index is the S&P 500 Low Volatility Index; the second sub-index is the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”). The S&P 500 Low Volatility Index is comprised of 100 securities from the S&P 500 Index that have the lowest realized “volatility” over the past 12 months as determined by the Index Provider. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. The S&P 500 High Beta Index is comprised of 100 securities from the S&P 500 Index that have the highest sensitivity to market movements, or “beta,” over the past 12 months. Beta is a measure of relative risk and is the rate of change of a security’s price. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains and calculates the S&P 500 and the Sub-Indices.

At the end of each month, the Index selects the Sub-Index that exhibits the stronger relative strength measurement, as described below. This end-of-month evaluation establishes which Sub-Index the Index will invest in for the next month. Since the Index is rebalanced at the end of each month, the Fund may frequently buy and sell portfolio securities. Frequent turnover of the Fund’s portfolio securities may negatively affect the Fund’s performance because the Fund may pay higher levels of transaction costs and generate greater tax liabilities for shareholders.

Under normal market circumstances, the Index will be fully invested in the securities of the selected Sub-Index in proportion to their weightings in the Sub-Index. The Sub-Indices, and therefore the Index, comprise U.S.-listed large capitalization stocks.

Security selection for the Index will be conducted in the following manner:

1. The selection universe of the Index begins with the Sub-Indices.

2. The Sub-Indices are then ranked using Lunt Capital’s proprietary relative strength index methodology that is based upon the price movements of each Sub-Index believed to offer the greatest potential to outperform the other Sub-Index in the selection universe. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing the Risk-Adjusted Score of one Sub-Index to the other. The “Risk-Adjusted Score” is the return per unit of risk of the Sub-Index, measured as the standard deviation of returns measured over the course of the prior 12 months of the Sub-Index.

3. Lunt Capital next selects the Sub-Index with the highest relative strength measurement for inclusion in the Index.

4. The Index is evaluated on a monthly basis. The Index will invest in the underlying equity securities of the Sub-Index selected in step (3) at the end of each month.

For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”).

Authorized Participation Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares,”) Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Beta Risk. Beta investing entails investing in securities that are more volatile based on historical market index data. The Fund may be more volatile since it will, from time to time, seek to have exposure to the most volatile securities. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of the Shares.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Equity Securities Risk. The Fund invests in equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund’s investments. The NAV of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. If a shareholder purchases at a time when the market price is at a premium to the NAV of the Shares, or sells at a time when the market price is at a discount to the NAV of the Shares, the shareholder may sustain losses.

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of their Index, as published by their Index Provider. There is no assurance that the Index Provider will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Investment Adviser Risk. The Fund is dependent upon services and resources provided by its investment adviser, Elkhorn Investments, LLC. Elkhorn Investments, through its own business or the financial support of other affiliates, may not be able to generate sufficient cash flow from operations to fund its operations and to service the Fund. Veracen Investments Holdings L.P., formerly Turner Investments Holdings L.P., a Delaware limited partnership (“Veracen”) has agreed in principle to acquire Elkhorn Capital Group, LLC, the parent company of Elkhorn Investments (hereinafter, the “Transaction”). In the event that the Transaction is not consummated and Elkhorn Investments is no longer able to service the Fund, the Fund’s Board of Trustees will have limited options available, including appointing a new investment adviser or liquidating the Fund. Elkhorn Investment’s inability to continue to service the Fund could have an adverse effect on the shareholders of the Fund.

Large Capitalization Risk. The Index and therefore the Fund comprise large capitalization stocks. As a result, the Fund may underperform other investments that invest in growth-oriented small- and mid-capitalization companies.

Market Making Risk. Market-making third parties may be required to provide liquidity, which would reduce the value of the Fund. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange which could result in a decrease in value of the Shares.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities, which may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent portfolio turnover may negatively affect the Fund’s performance.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past calendar year and by showing how the Fund's average annual returns for one year and since inception periods compared with those of the Lunt Capital U.S. Large Cap Equity Rotation Index and S&P 500® Index, each a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.elkhorn.com and/or by calling the Fund toll-free at 1-844-355-3837.

Calendar Year Total Returns as of 12/31

During the periods shown in the chart:
Best Quarter	Worst Quarter
4.72%	2.91%
March 31, 2017	September 30, 2017

Elkhorn Lunt Low Vol/High Beta Tactical ETF Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Elkhorn Lunt Low Vol/High Beta Tactical ETF	1 Year	Since Inception	Inception Date
Elkhorn Lunt Low Vol/High Beta Tactical ETF	15.84%	24.35%	Oct. 19, 2016
Elkhorn Lunt Low Vol/High Beta Tactical ETF | After Taxes on Distributions	15.04%	23.59%	Oct. 19, 2016
Elkhorn Lunt Low Vol/High Beta Tactical ETF | After Taxes on Distributions and Sales	8.95%	18.30%	Oct. 19, 2016
S&P 500® Index	21.82%	22.77%	Oct. 19, 2016
Lunt Capital U.S. Large Cap Equity Rotation Index	16.56%	25.25%	Oct. 19, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.